Consolidated statements of comprehensive income - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Consolidated statements of comprehensive income
Net income	€ 329,709,000	€ 376,983,000
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(263,651,000)	(61,369,000)
Gain (loss) related to cash flow hedges	(7,834,000)	(9,369,000)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(2,218,000)	(2,978,000)
Other comprehensive income (loss), net of tax	(258,035,000)	(54,978,000)
Total comprehensive income	71,674,000	322,005,000
Comprehensive income attributable to noncontrolling interests	25,776,000	56,080,000
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	€ 45,898,000	€ 265,925,000